Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 28, 2014
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN SANTA BARBARA GLOBAL DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA INTERNATIONAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED MAY 14, 2015

TO THE PROSPECTUS DATED NOVEMBER 28, 2014

1.	The section “Fund Summaries—Nuveen Santa Barbara Global Dividend Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.82%	0.82%	0.82%	0.82%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	1.62%	1.57%	1.69%	1.68%
Total Annual Fund Operating Expenses	2.69%	3.39%	3.01%	2.50%
Fee Waivers and/or Expense Reimbursements[3],4	(1.40)%	(1.35)%	(1.47)%	(1.46)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.29%	2.04%	1.54%	1.04%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.07% of the average daily net assets of any class of Fund shares. The expense limitation expiring September 30, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

2.	The section “Fund Summaries—Nuveen Santa Barbara Global Dividend Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond September 30, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$699	$207	$157	$106	$699	$207	$157	$106
3 Years	$1,193	$873	$744	$590	$1,193	$873	$744	$590
5 Years	$1,759	$1,608	$1,408	$1,153	$1,759	$1,608	$1,408	$1,153
10 Years	$3,292	$3,554	$3,187	$2,687	$3,292	$3,554	$3,187	$2,687

3.	The section “Fund Summaries—Nuveen Santa Barbara International Dividend Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.82%	0.82%	0.82%	0.82%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	5.01%	4.79%	5.19%	5.12%
Total Annual Fund Operating Expenses	6.08%	6.61%	6.51%	5.94%
Fee Waivers and/or Expense Reimbursements[3],4	(4.79)%	(4.57)%	(4.97)%	(4.90)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.29%	2.04%	1.54%	1.04%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.07% of the average daily net assets of any class of Fund shares. The expense limitation expiring September 30, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

4.	The section “Fund Summaries—Nuveen Santa Barbara International Dividend Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond September 30, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$699	$207	$157	$106	$699	$207	$157	$106
3 Years	$1,735	$1,408	$1,331	$1,177	$1,735	$1,408	$1,331	$1,177
5 Years	$2,904	$2,724	$2,640	$2,397	$2,904	$2,724	$2,640	$2,397
10 Years	$5,718	$5,835	$5,743	$5,349	$5,718	$5,835	$5,743	$5,349

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED MAY 14, 2015

TO THE PROSPECTUS DATED NOVEMBER 28, 2014

1.	The section “Fund Summary—Nuveen Winslow Large-Cap Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6	Class I
Management Fees	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.21%	0.21%	0.20%	0.05%	0.21%
Total Annual Fund Operating Expenses	1.15%	1.90%	1.39%	0.74%	0.90%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.16)%	(0.16)%	(0.15)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%	1.74%	1.24%	0.58%	0.74%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.77% (1.25% after September 30, 2016) of the average daily net assets of any class of Fund shares adjusted downward for Class R6 for savings resulting from the sub-transfer agent and similar fees that are not charged to R6 shares. The expense limitation expiring September 30, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

2.	The section “Fund Summary—Nuveen Winslow Large-Cap Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$670	$177	$126	$59	$76	$670	$177	$126	$59	$76
3 Years	$899	$576	$420	$215	$266	$899	$576	$420	$215	$266
5 Years	$1,152	$1,006	$741	$390	$477	$1,152	$1,006	$741	$390	$477
10 Years	$1,874	$2,205	$1,651	$898	$1,088	$1,874	$2,205	$1,651	$898	$1,088

Nuveen Santa Barbara Global Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN SANTA BARBARA GLOBAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED MAY 14, 2015

TO THE PROSPECTUS DATED NOVEMBER 28, 2014

1.	The section “Fund Summaries—Nuveen Santa Barbara Global Dividend Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.82%	0.82%	0.82%	0.82%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	1.62%	1.57%	1.69%	1.68%
Total Annual Fund Operating Expenses	2.69%	3.39%	3.01%	2.50%
Fee Waivers and/or Expense Reimbursements[3],4	(1.40)%	(1.35)%	(1.47)%	(1.46)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.29%	2.04%	1.54%	1.04%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.07% of the average daily net assets of any class of Fund shares. The expense limitation expiring September 30, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

2.	The section “Fund Summaries—Nuveen Santa Barbara Global Dividend Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond September 30, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$699	$207	$157	$106	$699	$207	$157	$106
3 Years	$1,193	$873	$744	$590	$1,193	$873	$744	$590
5 Years	$1,759	$1,608	$1,408	$1,153	$1,759	$1,608	$1,408	$1,153
10 Years	$3,292	$3,554	$3,187	$2,687	$3,292	$3,554	$3,187	$2,687

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond September 30, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Santa Barbara Global Dividend Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	699
3 Years	rr_ExpenseExampleYear03	1,193
5 Years	rr_ExpenseExampleYear05	1,759
10 Years	rr_ExpenseExampleYear10	3,292
1 Year	rr_ExpenseExampleNoRedemptionYear01	699
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,193
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,759
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,292
Nuveen Santa Barbara Global Dividend Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	207
3 Years	rr_ExpenseExampleYear03	873
5 Years	rr_ExpenseExampleYear05	1,608
10 Years	rr_ExpenseExampleYear10	3,554
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	873
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,608
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,554
Nuveen Santa Barbara Global Dividend Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.01%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	744
5 Years	rr_ExpenseExampleYear05	1,408
10 Years	rr_ExpenseExampleYear10	3,187
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	744
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,408
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,187
Nuveen Santa Barbara Global Dividend Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	590
5 Years	rr_ExpenseExampleYear05	1,153
10 Years	rr_ExpenseExampleYear10	2,687
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	590
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,153
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,687
Nuveen Santa Barbara International Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN SANTA BARBARA INTERNATIONAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED MAY 14, 2015

TO THE PROSPECTUS DATED NOVEMBER 28, 2014

3.	The section “Fund Summaries—Nuveen Santa Barbara International Dividend Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.82%	0.82%	0.82%	0.82%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	5.01%	4.79%	5.19%	5.12%
Total Annual Fund Operating Expenses	6.08%	6.61%	6.51%	5.94%
Fee Waivers and/or Expense Reimbursements[3],4	(4.79)%	(4.57)%	(4.97)%	(4.90)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.29%	2.04%	1.54%	1.04%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.07% of the average daily net assets of any class of Fund shares. The expense limitation expiring September 30, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

4.	The section “Fund Summaries—Nuveen Santa Barbara International Dividend Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond September 30, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$699	$207	$157	$106	$699	$207	$157	$106
3 Years	$1,735	$1,408	$1,331	$1,177	$1,735	$1,408	$1,331	$1,177
5 Years	$2,904	$2,724	$2,640	$2,397	$2,904	$2,724	$2,640	$2,397
10 Years	$5,718	$5,835	$5,743	$5,349	$5,718	$5,835	$5,743	$5,349

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond September 30, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Santa Barbara International Dividend Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.08%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.79%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	699
3 Years	rr_ExpenseExampleYear03	1,735
5 Years	rr_ExpenseExampleYear05	2,904
10 Years	rr_ExpenseExampleYear10	5,718
1 Year	rr_ExpenseExampleNoRedemptionYear01	699
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,735
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,904
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,718
Nuveen Santa Barbara International Dividend Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.61%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.57%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	207
3 Years	rr_ExpenseExampleYear03	1,408
5 Years	rr_ExpenseExampleYear05	2,724
10 Years	rr_ExpenseExampleYear10	5,835
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,408
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,724
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,835
Nuveen Santa Barbara International Dividend Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	5.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.51%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.97%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	1,331
5 Years	rr_ExpenseExampleYear05	2,640
10 Years	rr_ExpenseExampleYear10	5,743
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,331
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,640
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,743
Nuveen Santa Barbara International Dividend Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.94%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.90%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	1,177
5 Years	rr_ExpenseExampleYear05	2,397
10 Years	rr_ExpenseExampleYear10	5,349
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,177
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,397
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,349
Nuveen Winslow Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED MAY 14, 2015

TO THE PROSPECTUS DATED NOVEMBER 28, 2014

1.	The section “Fund Summary—Nuveen Winslow Large-Cap Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6	Class I
Management Fees	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.21%	0.21%	0.20%	0.05%	0.21%
Total Annual Fund Operating Expenses	1.15%	1.90%	1.39%	0.74%	0.90%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.16)%	(0.16)%	(0.15)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%	1.74%	1.24%	0.58%	0.74%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.77% (1.25% after September 30, 2016) of the average daily net assets of any class of Fund shares adjusted downward for Class R6 for savings resulting from the sub-transfer agent and similar fees that are not charged to R6 shares. The expense limitation expiring September 30, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

2.	The section “Fund Summary—Nuveen Winslow Large-Cap Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$670	$177	$126	$59	$76	$670	$177	$126	$59	$76
3 Years	$899	$576	$420	$215	$266	$899	$576	$420	$215	$266
5 Years	$1,152	$1,006	$741	$390	$477	$1,152	$1,006	$741	$390	$477
10 Years	$1,874	$2,205	$1,651	$898	$1,088	$1,874	$2,205	$1,651	$898	$1,088

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Winslow Large-Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	670
3 Years	rr_ExpenseExampleYear03	899
5 Years	rr_ExpenseExampleYear05	1,152
10 Years	rr_ExpenseExampleYear10	1,874
1 Year	rr_ExpenseExampleNoRedemptionYear01	670
3 Years	rr_ExpenseExampleNoRedemptionYear03	899
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,152
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,874
Nuveen Winslow Large-Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	177
3 Years	rr_ExpenseExampleYear03	576
5 Years	rr_ExpenseExampleYear05	1,006
10 Years	rr_ExpenseExampleYear10	2,205
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	576
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,205
Nuveen Winslow Large-Cap Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	420
5 Years	rr_ExpenseExampleYear05	741
10 Years	rr_ExpenseExampleYear10	1,651
1 Year	rr_ExpenseExampleNoRedemptionYear01	126
3 Years	rr_ExpenseExampleNoRedemptionYear03	420
5 Years	rr_ExpenseExampleNoRedemptionYear05	741
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,651
Nuveen Winslow Large-Cap Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	215
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	898
1 Year	rr_ExpenseExampleNoRedemptionYear01	59
3 Years	rr_ExpenseExampleNoRedemptionYear03	215
5 Years	rr_ExpenseExampleNoRedemptionYear05	390
10 Years	rr_ExpenseExampleNoRedemptionYear10	898
Nuveen Winslow Large-Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	266
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,088
1 Year	rr_ExpenseExampleNoRedemptionYear01	76
3 Years	rr_ExpenseExampleNoRedemptionYear03	266
5 Years	rr_ExpenseExampleNoRedemptionYear05	477
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,088

[1]	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
[2]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.07% of the average daily net assets of any class of Fund shares. The expense limitation expiring September 30, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
[3]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.77% (1.25% after September 30, 2016) of the average daily net assets of any class of Fund shares adjusted downward for Class R6 for savings resulting from the sub-transfer agent and similar fees that are not charged to R6 shares. The expense limitation expiring September 30, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.